Shareholder Report		12 Months Ended
	May 01, 2024	Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		ALLSPRING MASTER TRUST
Entity Central Index Key		0001087961
Entity Investment Company Type		N-1A
Document Period End Date		Apr. 30, 2025
C000200587
Shareholder Report [Line Items]
Fund Name		Disciplined Large Cap Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Disciplined Large Cap Portfolio for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Disciplined Large Cap Portfolio	$30	0.28%

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.28%
AssetsNet		$ 288,980,428
Holdings Count | Holding		214
Advisory Fees Paid, Amount		$ 836,071
InvestmentCompanyPortfolioTurnover		26.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Total net assets	$288,980,428
# of portfolio holdings	214
Portfolio turnover rate	26%
Total advisory fees paid	$836,071

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	28.6
Financials	15.4
Health care	10.8
Consumer discretionary	9.8
Communication services	9.4
Industrials	8.6
Consumer staples	6.7
Real estate	3.1
Energy	2.6
Utilities	2.6
Materials	2.4

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	5.7
Microsoft Corp.	5.5
NVIDIA Corp.	4.8
Amazon.com, Inc.	3.4
Meta Platforms, Inc. Class A	2.6
Broadcom, Inc.	2.0
Alphabet, Inc. Class C	1.8
Berkshire Hathaway, Inc. Class B	1.7
JPMorgan Chase & Co.	1.6
Alphabet, Inc. Class A	1.6

Material Fund Change [Text Block]
C000020606
Shareholder Report [Line Items]
Fund Name		Large Cap Value Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Cap Value Portfolio for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Portfolio that occurred either during or after the reporting period.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Large Cap Value Portfolio	$52	0.49%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.49%
Material Change Date	May 01, 2024
AssetsNet		$ 146,544,187
Holdings Count | Holding		46
Advisory Fees Paid, Amount		$ 962,877
InvestmentCompanyPortfolioTurnover		36.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Total net assets	$146,544,187
# of portfolio holdings	46
Portfolio turnover rate	36%
Total advisory fees paid	$962,877

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.7
Industrials	18.9
Health care	14.8
Information technology	9.6
Consumer staples	8.4
Consumer discretionary	6.8
Energy	5.9
Materials	4.0
Communication services	4.0
Real estate	3.9
Utilities	3.0

TOP TEN HOLDINGS (% OF NET ASSETS)

Canadian Pacific Kansas City Ltd.	4.3
Alphabet, Inc. Class C	4.0
Intercontinental Exchange, Inc.	3.9
Citigroup, Inc.	3.7
Berkshire Hathaway, Inc. Class B	3.5
Bank of America Corp.	3.5
Mondelez International, Inc. Class A	3.5
Labcorp Holdings, Inc.	3.2
AerCap Holdings NV	3.2
Cigna Group	3.0

Material Fund Change [Text Block]

Significant portfolio changes

This is a summary of certain changes and planned changes to the portfolio since May 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Allspring Large Cap Value Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Portfolio. Effective on or about August 8, the Fund will begin investing its assets directly in a portfolio of securities after which the Portfolio is expected to terminate.

Material Fund Change Name [Text Block]

At a meeting held on May 27-29, 2025, the Board of Trustees of the Allspring Large Cap Value Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Portfolio. Effective on or about August 8, the Fund will begin investing its assets directly in a portfolio of securities after which the Portfolio is expected to terminate.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the portfolio since May 1, 2024.
C000248008
Shareholder Report [Line Items]
Fund Name		Macro Strategies Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Macro Strategies Portfolio for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio consolidated costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Macro Strategies Portfolio	$42	0.41%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.41%
AssetsNet		$ 220,536,044
Holdings Count | Holding		252
Advisory Fees Paid, Amount		$ 972,588
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Consolidated Total net assets	$220,536,044
Consolidated # of portfolio holdings	252
Consolidated Portfolio turnover rate	25%
Consolidated Total advisory fees paid	$972,588

Holdings [Text Block]

CONSOLIDATED PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

U.S. Treasury securities	79.9
Common stocks	20.1

CONSOLIDATED TOP TEN HOLDINGS (% OF NET ASSETS)

TIPS, 0.13%, 7-15-2031	3.1
TIPS, 0.50%, 1-15-2028	3.1
TIPS, 2.38%, 10-15-2028	3.1
TIPS, 0.13%, 1-15-2032	3.1
TIPS, 3.63%, 4-15-2028	3.1
TIPS, 0.75%, 2-15-2042	3.0
TIPS, 2.38%, 1-15-2027	2.3
TIPS, 0.13%, 1-15-2031	1.9
TIPS, 3.88%, 4-15-2029	1.8
TIPS, 0.13%, 10-15-2026	1.7

Material Fund Change [Text Block]
C000020610
Shareholder Report [Line Items]
Fund Name		Small Company Growth Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Small Company Growth Portfolio for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Small Company Growth Portfolio	$80	0.82%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.82%
AssetsNet		$ 503,737,292
Holdings Count | Holding		123
Advisory Fees Paid, Amount		$ 4,483,683
InvestmentCompanyPortfolioTurnover		56.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Total net assets	$503,737,292
# of portfolio holdings	123
Portfolio turnover rate	56%
Total advisory fees paid	$4,483,683

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	23.2
Health care	22.7
Information technology	22.3
Financials	13.4
Consumer discretionary	10.1
Consumer staples	3.7
Materials	2.1
Energy	2.0
Communication services	0.5

TOP TEN HOLDINGS (% OF NET ASSETS)

Box, Inc. Class A	1.3
PTC, Inc.	1.3
SS&C Technologies Holdings, Inc.	1.2
CyberArk Software Ltd.	1.2
KBR, Inc.	1.2
Element Solutions, Inc.	1.3
Insmed, Inc.	1.2
Stifel Financial Corp.	1.1
SPX Technologies, Inc.	1.1
Advanced Drainage Systems, Inc.	1.1

Material Fund Change [Text Block]
C000020611
Shareholder Report [Line Items]
Fund Name		Small Company Value Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Small Company Value Portfolio for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Small Company Value Portfolio	$73	0.74%

Expenses Paid, Amount		$ 73
Expense Ratio, Percent		0.74%
AssetsNet		$ 599,445,339
Holdings Count | Holding		152
Advisory Fees Paid, Amount		$ 5,089,655
InvestmentCompanyPortfolioTurnover		114.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Total net assets	$599,445,339
# of portfolio holdings	152
Portfolio turnover rate	114%
Total advisory fees paid	$5,089,655

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	28.3
Industrials	19.4
Consumer discretionary	12.2
Information technology	7.9
Health care	6.9
Real estate	6.5
Materials	5.3
Energy	5.2
Utilities	3.6
Consumer staples	3.2
Communication services	1.4
Investment companies	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Annaly Capital Management, Inc.	1.6
AGNC Investment Corp.	1.5
WSFS Financial Corp.	1.4
Ameris Bancorp	1.4
Wintrust Financial Corp.	1.4
Home BancShares, Inc.	1.4
Banner Corp.	1.4
Unum Group	1.3
FB Financial Corp.	1.3
Independent Bank Corp.	1.3

Material Fund Change [Text Block]
C000020629
Shareholder Report [Line Items]
Fund Name		Core Bond Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Core Bond Portfolio for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Core Bond Portfolio	$34	0.33%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.33%
AssetsNet		$ 5,246,060,756
Holdings Count | Holding		1,057
Advisory Fees Paid, Amount		$ 16,897,247
InvestmentCompanyPortfolioTurnover		373.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Total net assets	$5,246,060,756
# of portfolio holdings	1,057
Portfolio turnover rate	373%
Total advisory fees paid	$16,897,247

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	45.5
Corporate bonds and notes	21.9
U.S. Treasury securities	17.5
Asset-backed securities	8.9
Yankee corporate bonds and notes	2.9
Non-agency mortgage-backed securities	1.8
Yankee government bonds	1.2
Municipal obligations	0.3

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Bonds, 1.75%, 8-15-2041	2.1
U.S. Treasury Bonds, 2.00%, 11-15-2041	1.8
FNMA, 5.50%, 5-15-2055	1.8
U.S. Treasury Bonds, 3.00%, 2-15-2048	1.5
U.S. Treasury Bonds, 1.38%, 11-15-2040	1.3
FHLMC, 2.50%, 10-1-2032	1.2
U.S. Treasury Bonds, 4.25%, 8-15-2054	1.1
U.S. Treasury Notes, 3.88%, 4-30-2030	1.1
FNMA, 5.50%, 6-15-2054	1.0
FNMA, 5.50%, 2-1-2054	0.9

Material Fund Change [Text Block]
C000020605
Shareholder Report [Line Items]
Fund Name		Disciplined International Developed Markets Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Disciplined International Developed Markets Portfolio for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Disciplined International Developed Markets Portfolio	$36	0.33%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.33%
AssetsNet		$ 257,626,674
Holdings Count | Holding		329
Advisory Fees Paid, Amount		$ 714,757
InvestmentCompanyPortfolioTurnover		43.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	24.0
Industrials	19.1
Health care	11.1
Consumer discretionary	10.9
Consumer staples	9.0
Information technology	7.9
Materials	5.0
Communication services	4.6
Utilities	3.5
Energy	2.5
Real estate	2.4

Material Fund Change [Text Block]
C000020607
Shareholder Report [Line Items]
Fund Name		Real Return Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Real Return Portfolio for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Real Return Portfolio	$41	0.39%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.39%
AssetsNet		$ 288,945,854
Holdings Count | Holding		415
Advisory Fees Paid, Amount		$ 798,826
InvestmentCompanyPortfolioTurnover		61.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Consolidated Total net assets	$288,945,854
Consolidated # of portfolio holdings	415
Consolidated Portfolio turnover rate	61%
Consolidated Total advisory fees paid	$798,826

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Common stocks	44.0
U.S. Treasury securities	39.1
Corporate bonds and notes	12.5
Investment companies	2.2
Yankee corporate bonds and notes	1.9
Loans	0.3

TOP TEN HOLDINGS (% OF NET ASSETS)

TIPS, 0.13%, 4-15-2027	1.9
TIPS, 0.13%, 1-15-2030	1.7
TIPS, 1.38%, 7-15-2033	1.6
TIPS, 0.50%, 1-15-2028	1.6
TIPS, 1.63%, 10-15-2027	1.6
TIPS, 0.13%, 7-15-2026	1.6
TIPS, 0.13%, 7-15-2030	1.5
iShares J.P. Morgan USD Emerging Markets Bond ETF	1.3
TIPS, 1.88%, 7-15-2034	1.2
TIPS, 0.13%, 4-15-2026	1.1

Material Fund Change [Text Block]